Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 292	$ 350	$ 602	$ 696